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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):  [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Flagg Street Capital LLC
Address: 44 Brattle Street
         Cambridge, MA 02138

Form 13F File Number: 28-12276

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Starr
Title:  Founding Member
Phone:  617-876-6080

Signature, Place, and Date of Signing:

/s/ Jonathan Starr           Cambridge, MA             November 13, 2007
-------------------  ---------------------------    ------------------------
[Signature]                  [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          19
Form 13F Information Table Value Total: $    63,547
                                        -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                                                             VOTING AUTHORITY
                                                                                                           ---------------------
                             TITLE OF                VALUE    SHRS OR                  INVESTMENT  OTHER
NAME OF ISSUER                CLASS        CUSIP    (x$1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------             ------------ ----------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
AMBAC FINL GROUP INC           COM      023139 10 8   1,938     30,800   SH     PUT       SOLE       0        30,800
BRISTOW GROUP INC              COM      110394 10 3   3,680     84,200   SH               SOLE       0        84,200
BROOKLYN FEDERAL BANCORP
  INC                          COM      114039 10 0   3,740    272,000   SH               SOLE       0       272,000
CHC HELICOPTER CORP        CL A SUB VTG 12541C 20 3   2,381     94,300   SH               SOLE       0        94,300
CALAVO GROWERS INC             COM      128246 10 5     544     27,565   SH               SOLE       0        27,565
COUNTRYWIDE FINANCIAL CORP     COM      222372 10 4     380     20,000   SH     PUT       SOLE       0        20,000
DELTA FINANCIAL CORP           COM      247918 10 5   1,927    392,405   SH               SOLE       0       392,405
DELTA FINANCIAL CORP           COM      247918 10 5      15      3,000   SH     PUT       SOLE       0         3,000
GOLDMAN SACHS GROUP INC        COM      38141G 10 4   1,409      6,500   SH     PUT       SOLE       0         6,500
KAISER ALUMINUM CORP           COM      483007 70 4   4,121     58,400   SH               SOLE       0        58,400
LEHMAN BROS HLDGS INC          COM      524908 10 0       6        100   SH     PUT       SOLE       0           100
MERRILL LYNCH & CO INC         COM      590188 10 0   7,271    102,000   SH     PUT       SOLE       0       102,000
OFFICE DEPOT INC               COM      676220 10 6   1,443     70,000   SH               SOLE       0        70,000
POMEROY IT SOLUTIONS INC       COM      731822 10 2  10,057  1,249,325   SH               SOLE       0     1,249,325
QUANTA CAP HLDGS LTD           SHS      G7313F 10 6   2,561    948,395   SH               SOLE       0       948,395
TFS FINL CORP                  COM      87240R 10 7   1,553    120,000   SH               SOLE       0       120,000
TARRAGON CORP                  COM      876287 10 3   4,851  1,851,593   SH               SOLE       0     1,851,593
UNITED WESTN BANCORP INC       COM      913201 10 9  14,347    678,322   SH               SOLE       0       678,322
VALASSIS COMMUNICATIONS
  INC                          COM      918866 10 4   1,323    148,300   SH               SOLE       0       148,300